EARNINGS PER SHARE - Potentially Anti-Dilutive Ordinary Shares Excluded from the Weight Average Number of Ordinary Shares for Diluted Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Shares deemed to be issued in respect of employee options excluded from calculation of EPS (in shares)	4,470	205,940	603,159